Sales (Tables)	12 Months Ended
Dec. 31, 2020
Sales [abstract]
Schedule of Sales by Product and Geographical Area

	Year ended December 31, 2020
	Peru	Mexico	Argentina	Total
Silver-gold concentrates	$-	$188,327	$-	$188,327
Silver-lead concentrates	43,055	-	-	43,055
Zinc concentrates	23,980	-	-	23,980
Gold doré	-	-	20,297	20,297
Provisional pricing adjustments	608	2,699	-	3,307
Sales to external customers	$67,643	$191,026	$20,297	$278,966

	Year ended December 31, 2019
	Peru	Mexico	Argentina	Total
Silver-gold concentrates	$-	$183,197	$-	$183,197
Silver-lead concentrates	39,936	-	-	39,936
Zinc concentrates	33,686	-	-	33,686
Gold doré	-	-	-	-
Provisional pricing adjustments	(740)	1,108	-	368
Sales to external customers	$72,882	$184,305	$-	$257,187

Schedule of Sales by Major Customer

	Years ended December 31,
	2020	2019
Customer 1	$191,026	$184,304
Customer 2	67,643	72,938
Customer 3	-	(55)
Customer 4	20,297	-
	$278,966	$257,187